CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS (Parenthetical)
Allowance for loans receivable, net of provision for loan losses	$ 5,490	$ 1,532
Allowance for deposits for acquisition of subsidiary, net provision for credit losses	10	8
Allowance for long-term loans receivable, net	$ 1	$ 491
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, par value	$ 0.004	$ 0.004
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	112,510,166	101,597,998
Ordinary shares, shares outstanding	112,510,166	101,597,998